Per Share Data (Schedule of Computation of Basic and Diluted Net Income (Loss) Per Share) (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Per Share Data [Abstract]
Net income (loss)	¥ (3,821)	¥ (2,195)	¥ 3,163
Basic weighted average shares of common stock outstanding	173,478,054	173,271,717	175,481,854
Dilutive effect of exercise of stock options			13,604
Diluted weighted average shares of common stock outstanding	173,478,054	173,271,717	175,495,458
Basic net income (loss) per share	¥ (22.03)	¥ (12.67)	¥ 18.03
Diluted net income (loss) per share	¥ (22.03)	¥ (12.67)	¥ 18.03